As filed with the Securities and Exchange Commission on October 25, 2001 Registration Nos.811-08946
333-60833

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549
                                 FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.                                     [_]
Post-Effective Amendment No. 12                                 [X]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 49                                                [X]
                       (Check appropriate box or boxes)

                              SEPARATE ACCOUNT A
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                       Newport Beach, California  92660
        (Address of Depositor's Principal Executive Offices) (Zip Code)

    Depositor's Telephone Number, including Area Code: (949) 219-3743

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                       Newport Beach, California  92660
                    (Name and Address of Agent for Service)

                       Copies of all communications to:

           Diane N. Ledger                             Ruth Epstein, Esq.
   Pacific Life Insurance Company                           Dechert
           P. O. Box 9000                            1775 Eye Street, N.W.
    Newport Beach, CA 92658-9030                Washington, D.C. 20006-2401


Approximate Date of Proposed Public Offering____________________________________

It is proposed that this filing will become effective (check appropriate box)

     [_] immediately upon filing pursuant to paragraph (b) of Rule 485
     [_] on _________________ pursuant to paragraph (b) of Rule 485
     [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [X] on December 29, 2001 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: interests in the Separate Account under Pacific Value individual flexible premium deferred variable annuity contracts.

Filing Fee: None



SEPARATE ACCOUNT A
FORM N-4
CROSS REFERENCE SHEET

PART A

Item No.                                   Prospectus Heading

1.  Cover Page                             Cover Page

2.  Definitions                            TERMS USED IN THIS PROSPECTUS

3.  Synopsis                               AN OVERVIEW OF PACIFIC VALUE

4.  Condensed Financial Information        YOUR INVESTMENT OPTIONS --Variable
                                           Investment Option Performance;
                                           ADDITIONAL INFORMATION --Financial
                                           Statements; FINANCIAL HIGHLIGHTS

5.  General Description of Registrant,
      Depositor and Portfolio Companies    AN OVERVIEW OF PACIFIC VALUE; PACIFIC
                                           LIFE AND THE SEPARATE ACCOUNT --
                                           Pacific Life, --Separate Account A;
                                           YOUR INVESTMENT OPTIONS -- Your
                                           Variable Investment Options;
                                           ADDITIONAL INFORMATION --Voting
                                           Rights

6.  Deductions                             AN OVERVIEW OF PACIFIC VALUE; HOW
                                           YOUR INVESTMENTS ARE ALLOCATED --
                                           Transfers; CHARGES, FEES AND
                                           DEDUCTIONS; WITHDRAWALS -- Optional
                                           Withdrawal

7.  General Description of Variable
     Annuity Contracts                     AN OVERVIEW OF PACIFIC VALUE;
                                           PURCHASING YOUR CONTRACT -- How to
                                           Apply for your Contract; HOW YOUR
                                           INVESTMENTS ARE ALLOCATED; RETIREMENT
                                           BENEFITS AND OTHER PAYOUTS --
                                           Choosing Your Annuity Option, -- Your
                                           Annuity Payments, -- Death Benefits;
                                           ADDITIONAL INFORMATION -- Voting
                                           Rights, -- Changes to Your
                                           Contract, -- Changes to ALL
                                           Contracts, -- Inquiries and
                                           Submitting Forms and Requests, --
                                           Timing of Payments and Transactions

8.  Annuity Period                         RETIREMENT BENEFITS AND OTHER PAYOUTS

9.  Death Benefit                          RETIREMENT BENEFITS AND OTHER PAYOUTS
                                           -- Death Benefits

10. Purchases and Contract Value           AN OVERVIEW OF PACIFIC VALUE;
                                           PURCHASING YOUR CONTRACT; HOW YOUR
                                           INVESTMENTS ARE ALLOCATED; PACIFIC
                                           LIFE AND THE SEPARATE ACCOUNT --
                                           Pacific Life; THE GENERAL ACCOUNT --
                                           Withdrawals and Transfers

11. Redemptions                            AN OVERVIEW OF PACIFIC VALUE;
                                           CHARGES, FEES AND DEDUCTIONS;
                                           WITHDRAWALS; ADDITIONAL INFORMATION
                                           --Timing of Payments and
                                           Transactions; THE GENERAL ACCOUNT --
                                           Withdrawals and Transfers

12. Taxes                                  CHARGES, FEES AND DEDUCTIONS --
                                           Premium Taxes; WITHDRAWALS --
                                           Optional Withdrawals, -- Tax
                                           Consequences of Withdrawals; FEDERAL
                                           TAX STATUS

13. Legal Proceedings                      Not Applicable

14. Table of Contents of the Statement
     of Additional Information             CONTENTS OF THE STATEMENT
                                           OF ADDITIONAL INFORMATION


PART B

Item No.                                   Statement of Additional Information
                                           Heading

15. Cover Page                             Cover Page

16. Table of Contents                      TABLE OF CONTENTS

17. General Information and History        Not Applicable

18. Services                               Not Applicable

19. Purchase of Securities Being Offered   THE CONTRACTS AND THE SEPARATE
                                           ACCOUNT -- Calculating Subaccount
                                           Unit Values, -- Systematic Transfer
                                           Programs

20. Underwriters                           DISTRIBUTION OF THE CONTRACTS --
                                           Pacific Select Distributors, Inc.

21. Calculation of Performance Data        PERFORMANCE

22. Annuity Payments                       THE CONTRACTS AND THE SEPARATE
                                           ACCOUNT --Variable Annuity Payment
                                           Amounts

23. Financial Statements                   FINANCIAL STATEMENTS


PART C

Information required to be included in Part C is set forth under the appropriate
Item, so numbered, in Part C to this Registration Statement.


                       Prospectus for the Pacific Value

(Included in Post-Effective Amendment No. 10 to the Registrant's Registration Statement on N-4B, accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.)

           Statement of Additional Information for the Pacific Value

(Included in Post-Effective Amendment No. 10 to the Registrant's Registration Statement on N-4B, accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.)

          Prospectus for the Pacific Value for Prudential Securities

(Included in Post-Effective Amendment No. 11 to the Registrant's Statement on N-4A, accession No. 0001011062-01-500473, filed on June 15, 2001, and incorporated by reference herein.)

        Statement of Additional Information for the Pacific Value for
                             Prudential Securities

(Included in Post-Effective Amendment No. 11 to the Registrant's Statement on N-4A, accession No. 0001011062-01-500473, filed on June 15, 2001, and incorporated by reference herein.)

       Supplement dated December 29, 2001 to Prospectus dated May 1, 2001 for the Pacific Value, a variable annuity contract
                    issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio and the Equity Portfolio.
Aggressive Equity
Portfolio and the
Equity Portfolio
has changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                        Equity Income
                                        Research
                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The following is added to the Optional Riders section
PACIFIC VALUE          of the Prospectus:
is amended.
                       Guaranteed Protection Advantage Rider

                       The optional Guaranteed Protection Advantage Rider provides for an additional amount that may be added to your Contract Value when an asset allocation program, established and maintained by us for this Rider, is used for a 10-year period (the "Term"). The Term begins on the effective date of the Rider. Your entire Contract Value must be invested in an asset allocation program during the entire Term for the additional amount to be added to your Contract. You can buy the Guaranteed Protection Advantage Rider on the Contract Date or on any Contract Anniversary. The Guaranteed Protection Advantage Rider may not be available. Ask your registered representative about its current availability.

                      ---------------------------------------------------------
                       The side note to the Optional Riders is changed to read as follows:

                       Optional riders are subject to availability. Ask your registered representative about their current status.

                      ---------------------------------------------------------
                       The Contract Expenses section of the Prospectus is amended by adding the following:

                       Guaranteed Protection Charge,
                       as a percentage of Contract Value        0.10%/6/

                       /6/ If you buy the Guaranteed Protection Advantage Rider
                           (subject to availability), we deduct this charge from your Investment Options on each Contract Anniversary following the date you purchase the Rider and while the Rider is in effect. If the Rider is terminated for reasons other than death or annuitization, this charge will be deducted on the effective date of termination.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC VALUE --       is replaced:
Pacific Select Fund
Annual Expenses is     The table below shows the advisory fee and Fund
amended.               expenses as an annual percentage of each Portfolio's
                       average daily net assets, based on the year 2000 unless otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   -------------------------------------------------------------------------------------
                                                                                 Less
                                             Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                 fee      expenses amounts+ expenses reimbursement expenses
                   -------------------------------------------------------------------------------------
                                                     As an annual % of average daily net assets
                   Blue Chip/1/              0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/      1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/       1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/   0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/       0.65     0.05     --       0.70      --           0.70
                   International Large-Cap   1.05     0.12     --       1.17      --           1.17
                   I-Net Tollkeeper/2/,/3/   1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/     1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/        1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/             1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/     1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy            0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/         0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value           0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                 0.75     0.04     --       0.79      --           0.79
                   Focused 30                0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/          0.85     0.03     0.10     0.98      --           0.98
                   International Value       0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/  0.80     0.06     --       0.86      --           0.86
                   Mid-Cap Growth/1/         0.90     0.06     --       0.96      --           0.96
                   Global Growth/1/          1.10     0.19     --       1.29      --           1.29
                   Equity Index              0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/        0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                      1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/      0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/           0.60     0.05     --       0.65      --           0.65
                   Money Market              0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/        0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/          0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/               1.00     0.12     --       1.12     (0.02)        1.10
                   Equity                    0.65     0.04     --       0.69      --           0.69
                   Aggressive Equity/2/      0.80     0.04     0.02     0.86      --           0.86
                   Large-Cap Value/2/        0.85     0.05     0.05     0.95      --           0.95
                   -------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these Portfolios in 2000 because the Portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these Portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio, 0.84% for Aggressive Equity Portfolio, and 0.90% for Large-Cap Value Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The Fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a Portfolio pays the cost of brokerage when it buys or sells a Portfolio security, there are no fees or charges to the Fund under the plan. Recaptured commissions may be used to promote and market Fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
An OVERVIEW OF         The Examples section of the Prospectus is replaced with
PACIFIC VALUE--        the following:
Examples is
replaced.              The following table shows the expenses you would pay on
                       each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       without any Rider reflects the expenses you would pay if you did not buy any of the following optional
                       Riders: Stepped-Up Death Benefit Rider (SDBR), Premier Death Benefit Rider (PDBR), Earnings Enhancement Guarantee (EEG) Rider, Guaranteed Income Advantage
                       (GIA) Rider, and Guaranteed Protection Advantage Rider, collectively referred to below as "Riders". Riders may be subject to availability. Ask your registered representative about their current status.

                       with Riders reflects the maximum amount of expenses you would pay if you bought the optional combination of Riders whose cumulative expense totaled more than any other optional combination.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ----------------------------------------------------------------------------------
                                                                                 Expenses if you did
                                                                                 not annuitize or
                                      Expenses if you       Expenses if you      surrender, but left
                                      annuitized            surrendered          the money in your
                                      your Contract ($)     your Contract ($)    Contract ($)
                   ----------------------------------------------------------------------------------
                   Variable Account   1 yr  3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ----------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   87    75  128   274   87  138  173   274  24    75  128   274
                   with Riders         97   105  178   370   97  168  223   370  34   105  178   370
                   ----------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   88    77  131   279   88  140  176   279  25    77  131   279
                   with Riders         98   106  180   374   98  169  225   374  35   106  180   374
                   ----------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   90    84  143   303   90  147  188   303  27    84  143   303
                   with Riders        100   113  191   395  100  176  236   395  37   113  191   395
                   ----------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   87    74  127   271   87  137  172   271  24    74  127   271
                   with Riders         97   104  176   367   97  167  221   367  34   104  176   367
                   ----------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   84    65  112   242   84  128  157   242  21    65  112   242
                   with Riders         94    96  162   341   94  159  207   341  31    96  162   341
                   ----------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   89    80  136   290   89  143  181   290  26    80  136   290
                   with Riders         99   110  185   384   99  173  230   384  36   110  185   384
                   ----------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   92    90  153   323   92  153  198   323  29    90  153   323
                   with Riders        102   120  201   413  102  183  246   413  39   120  201   413
                   ----------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   89    81  138   293   89  144  183   293  26    81  138   293
                   with Riders         99   111  187   387   99  174  232   387  36   111  187   387
                   ----------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   89    81  138   293   89  144  183   293  26    81  138   293
                   with Riders         99   111  187   387   99  174  232   387  36   111  187   387
                   ----------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   89   80  137   291   89  143  182   291  26    80  137   291
                   with Riders         99  110  186   385   99  173  231   385  36   110  186   385
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   89   80  137   291   89  143  182   291  26    80  137   291
                   with Riders         99  110  186   385   99  173  231   385  36   110  186   385
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   84   65  112   242   84  128  157   242  21    65  112   242
                   with Riders         94   96  162   341   94  159  207   341  31    96  162   341
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   84   65  112   242   84  128  157   242  21    65  112   242
                   with Riders         94   96  162   341   94  159  207   341  31    96  162   341
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   88   76  130   278   88  139  175   278  25    76  130   278
                   with Riders         98  106  180   373   98  169  225   373  35   106  180   373
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   85   68  117   252   85  131  162   252  22    68  117   252
                   with Riders         95   99  167   350   95  162  212   350  32    99  167   350
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   88   76  130   278   88  139  175   278  25    76  130   278
                   with Riders         98  106  180   373   98  169  225   373  35   106  180   373
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   88   71  122   261   88  134  167   261  25    71  122   261
                   with Riders         98  101  172   358   98  164  217   358  35   101  172   358
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   87   74  126   269   87  137  171   269  24    74  126   269
                   with Riders         97  104  175   365   97  167  220   365  34   104  175   365
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   86   71  121   259   86  134  166   259  23    71  121   259
                   with Riders         96  101  171   356   96  164  216   356  33   101  171   356
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   87   74  126   269   87  137  171   269  24    74  126   269
                   with Riders         97  104  175   365   97  167  220   365  34   104  175   365
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   90   83  142   302   90  146  187   302  27    83  142   302
                   with Riders        100  113  191   395  100  176  236   395  37   113  191   395
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   80   53   92   199   80  116  137   199  17    53   92   199
                   with Riders         90   84  143   303   90  147  188   303  27    84  143   303
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   83   63  108   232   83  126  153   232  20    63  108   232
                   with Riders         93   93  158   332   93  156  203   332  30    93  158   332
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   89   79  135   287   89  142  180   287  26    79  135   287
                   with Riders         99  109  184   381   99  172  229   381  36   109  184   381
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider   83   63  109   234   83  126  154   234  20    63  109   234
                   with Riders         94   94  159   334   94  157  204   334  31    94  159   334
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   84   64  110   236   84  127  155   236  21    64  110   236
                   with Riders         94   94  160   336   94  157  205   336  31    94  160   336
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   81  56    96   209   81  119  141   209  18    56   96   209
                   with Riders         91  86   147   311   91  149  192   311  28    86  147   311
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   84   64  110   237   84  127  155   237  21    64  110   237
                   with Riders         94   94  160   337   94  157  205   337  31    94  160   337
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider  107   79  135   287  107  151  135   287  26    79  135   287
                   with Riders        117  109  184   382  117  181  184   382  36   109  184   382
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider  107   79  135   287  107  151  135   287  26    79  135   287
                   with Riders        117  109  184   382  117  181  184   382  36   109  184   382
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   84   65  112   242   84  128  157   242  21    65  112   242
                   with Riders         94   96  162   341   94  159  207   341  31    96  162   341
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   86   70  120   257   86  133  165   257  23    70  120   257
                   with Riders         96  100  170   354   96  163  215   354  33   100  170   354
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   86   72  123   263   86  135  168   263  23    72  123   263
                   with Riders         96  102  172   360   96  165  217   360  33   102  172   360
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see CHARGES, FEES AND DEDUCTIONS, WITHDRAWALS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PORTFOLIO                INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
                                                 MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
                       The second sentence of the sub-section The Investment Adviser is revised to read:

                       We and the Fund have retained other portfolio managers, supervised by us, for 31 of the Portfolios.

                      ---------------------------------------------------------
PURCHASING YOUR        The section Purchasing the Earnings Enhancement
CONTRACT is            Guarantee (EEG) Rider (Optional) is restated as
amended.               follows:

                       Purchasing the Earnings Enhancement Guarantee (EEG) Rider (Optional)

                       You may purchase the EEG Rider (subject to availability) on the Contract Date or on the first Contract Anniversary. For Contracts issued prior to May 1, 2001, you may purchase the EEG Rider on any Contract Anniversary through December 31, 2002. If you buy the EEG Rider within 30 days after the Contract Date or Contract Anniversary, we will make the effective date of the EEG Rider to coincide with that Contract Date or Contract Anniversary. The Earnings Enhancement Guarantee (EEG) Rider is also called the Guarantee Earnings Enhancement (GEE) Rider.

                       You may purchase the EEG Rider only if the age of each Annuitant is 75 years or younger on the date of purchase. The date of purchase is the Effective Date of the Rider as shown in your Contract. Once purchased, the Rider will remain in effect until the earlier of:

                        . the date a full withdrawal of the amount available
                          for withdrawal is made under the Contract;
                        . the date a death benefit becomes payable under the
                          Contract;
                        . the date the Contract is terminated in accordance
                          with the provisions of the Contract; or
                        . the Annuity Date.

                       The EEG Rider may not otherwise be cancelled.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Purchasing the Guaranteed Protection Advantage Rider (Optional)

                       You may purchase the optional Guaranteed Protection Advantage Rider (subject to availability) on the Contract Date or on any subsequent Contract Anniversary if:

                       . the age of each Annuitant is 80 years or younger on the date of purchase;

                       . the date of the purchase is at least 10 years prior to your selected Annuity Date; and

                       . if you use an asset allocation program established and maintained by us for this Rider during the entire period that the Rider is in effect.

                       If you purchase the Guaranteed Protection Advantage Rider within 30 days after the Contract Date or a Contract Anniversary, the Rider will be effective on that Contract Date or Anniversary. If you purchase the Rider 30 days or more after the Contract Date or the Contract Anniversary, the Rider will be effective on the next Contract Anniversary. The date of purchase is the Effective Date of the Rider. The Rider will remain in effect, unless otherwise terminated, for a 10-year period (the "Term") beginning on the Effective Date of the Rider and, subject to certain limitations, each 10-year period thereafter.

                       On the last day of a Term, we will add an additional amount to your Contract Value if, on that day, the Contract Value is less than a specified amount (the "Guaranteed Protection Amount"). The additional amount will be equal to the difference between the Contract Value on the last day of the Term and the Guaranteed Protection Amount. The additional amount added to the Contract Value will be considered earnings to the Contract.

                       The Guaranteed Protection Amount is equal to (a) plus
                       (b) minus (c) as indicated below:

                       (a) is the Contract Value at the start of a Term;

                       (b) is a percentage of each additional Purchase
                           Payment, as determined from the table below, paid to the Contract during a Term;

                       (c) is a pro rata adjustment for withdrawals made from
                           the Contract during the Term. The adjustment for each withdrawal is calculated by multiplying the Guaranteed Protection Amount prior to the withdrawal by the ratio of the amount of the withdrawal, including any applicable withdrawal charges, to the Contract Value immediately prior to the withdrawal.

                   ------------------------------------------------------------------
                   Contract Year Since          Percentage of Purchase Payment
                   Beginning of Current Term    Added to Guaranteed Protection Amount
                   ------------------------------------------------------------------
                   1 through 4                                 100%
                   5                                            90%
                   6                                            85%
                   7                                            80%
                   8 through 10                                 75%
                   ------------------------------------------------------------------

                       For purposes of determining the Contract Value at the start of the initial Term, if the Rider is purchased on the Contract Date, the Contract Value is equal to the initial Purchase Payment. If the Rider is purchased on a Contract Anniversary, the Contract Value is equal to the Contract Value on that Contract Anniversary. For any subsequent Term, the Contract Value is equal to the Contract Value on the last day of the then prior Term.

                       If, on the last day of a Term, the Contract is annuitized, the first death of an Owner or the death of the last surviving Annuitant occurs, or a full withdrawal is made, the Contract Value will reflect any additional amount owed under the Guaranteed Protection Advantage Rider before the payment of any annuity or death benefits, or full withdrawal.

                       No additional amount will be made if the Contract Value on the last day of the term is greater than the Guaranteed Protection Amount.

                       On or before the end of the Term, you can elect to either terminate the Rider, or renew the Rider for another Term provided:

                       . all Annuitant(s) are 80 years or younger at the start of each renewed Term; and

                       . the new Term does not extend beyond your selected Annuity Date.

                       We will contact you at least 30 days before the end of each Term. If we do not receive an election from you prior to the end of each Term, we will automatically renew the Rider for another Term, subject to the restrictions set forth above. If you elect to terminate the Rider, the termination will be effective the day immediately following the end of the Term.

                       The Guaranteed Protection Advantage Rider will remain in effect until the earlier of:

                       . the end of a Term, unless the Rider renews for another Term; or

                       . the Contract Anniversary immediately following the date any portion of the Contract Value is no longer invested in an asset allocation program established and maintained by us for this Rider; or

                       . the Contract Anniversary immediately following the date we receive notification from the Owner to terminate this Rider; or

                       . the date a full withdrawal of the amount available for withdrawal is made under the Contract; or

                       . the date of first death of an Owner or the date of death of the last surviving Annuitant; or

                       . the date the Contract is terminated in accordance with the provisions of the Contract; or

                       .  the Annuity Date.

                       If the Owner dies during a Term and the surviving spouse of the deceased Owner elects to continue the Contract in accordance with its terms, then the provisions of this Rider will continue until the end of the Term. Subject to the terms of the Rider, the surviving spouse may renew the Rider for another Term, provided the surviving spouse is age 80 or younger at the start of the new Term and the new Term does not extend beyond the selected Annuity Date.

                      ---------------------------------------------------------
                       The PURCHASING YOUR CONTRACT section is amended by adding the following:

                       Information About Optional Riders and IRAs

                       There are special considerations for purchases of any optional death benefit rider. As of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may generally not invest in life insurance contracts. We believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA. However, the law is unclear and it is possible that a Contract that has an optional death benefit rider and is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA could be disqualified and may result in increased taxes to the Owner.

                       It is our understanding that the charges relating to the optional death benefit riders are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report the rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Investment is replaced with
CONTRACT--Making       the following:
Your Investments
("Purchase             Forms of Investment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Right to Cancel" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
CHARGES, FEES AND      The CHARGES, FEES AND DEDUCTIONS section is amended by
DEDUCTIONS is          adding the following:
amended.
                       Annual Guaranteed Protection Charge (Optional Rider)

                       If you purchase the Guaranteed Protection Advantage Rider, we will deduct a Guaranteed Protection Charge from your Investment Options on a proportionate basis on each Contract
                       Anniversary that the Rider remains in effect following the date you purchase the Rider, and if you terminate the Rider. The Guaranteed Protection Charge is equal to 0.10% multiplied by your Contract Value on the date the Charge is deducted.

                       Any portion of the Guaranteed Protection Charge we deduct from the Fixed Options will not be greater than the annual interest credited in excess of 3%. If you make a full withdrawal during a Contract Year, we will deduct the entire Guaranteed Protection Charge for the Contract Year from the final payment made to you.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. during the period May 1, 2001, through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning
                       January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PVSUP102

    Supplement dated December 29, 2001 to Prospectus dated September 1, 2001 for the Pacific Value for Prudential Securities, a variable annuity contract issued by Pacific Life Insurance Company

                       Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. "We," "us", or "our" refer to Pacific Life Insurance Company; "you" or "your" refer to the Contract Owner.

                       This supplement changes the Prospectus to reflect the following, and restates information contained in a Supplement dated October 12, 2001:

                      ---------------------------------------------------------
The portfolio          Putnam Investment Management, Inc. manages the
manager for the        Aggressive Equity Portfolio.
Aggressive Equity
Portfolio has
changed.

                      ---------------------------------------------------------
The Equity Income      Effective January 1, 2002, the name of the Equity
variable investment    Income Variable Investment Option will be changed to
option will change     the Large-Cap Core Variable Investment Option.
its name.
                       This will reflect a change in name of the underlying
                       Equity Income Portfolio managed by J.P. Morgan
                       Investment Management, Inc. Any reference to the Equity
                       Income Portfolio, Subaccount, or Variable Investment
                       Option throughout the Prospectus and/or Supplement will be revised to be the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option.

                      ---------------------------------------------------------
Two new Variable       Effective January 1, 2002, two new Variable Investment
Investment Options     Options will be available and will be added to the list
will be available.     on page 1 of the Prospectus:

                                      Equity Income
                                      Research

                       References to the 31 Variable Investment Options throughout the Prospectus will be revised to be 33 Variable Investment Options.

                      ---------------------------------------------------------
An OVERVIEW OF         The Pacific Select Fund Annual Expenses-Other Expenses
PACIFIC VALUE FOR      is replaced:
PRUDENTIAL
SECURITIES is          The table below shows the advisory fee and Fund
amended.               expenses as an annual percentage of each Portfolio's
                       average daily net assets, based on the year 2000 unless otherwise noted. To help limit Fund expenses, effective
                       July 1, 2000 Pacific Life contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each Portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each Portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing such expenses of the Portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2002. In 2000, Pacific Life reimbursed approximately $13,202 to the I-Net
                       Tollkeeper Portfolio, $36,311 to the Strategic Value
                       Portfolio, $34,134 to the Focused 30 Portfolio and
                       $27,505 to the Small-Cap Index Portfolio.

                   --------------------------------------------------------------------------------------
                                                                                  Less
                                              Advisory Other    12b-1    Total    adviser's     Total net
                   Portfolio                  fee      expenses amounts+ expenses reimbursement expenses
                   --------------------------------------------------------------------------------------
                                                      As an annual % of average daily net assets
                   Blue Chip/1/               0.95     0.06     --       1.01      --           1.01
                   Aggressive Growth/1/       1.00     0.06     --       1.06      --           1.06
                   Emerging Markets/2/        1.10     0.21     --       1.31      --           1.31
                   Diversified Research/2/    0.90     0.08     0.01     0.99      --           0.99
                   Small-Cap Equity/2/        0.65     0.05     --       0.70      --           0.70
                   I-Net Tollkeeper/2/,/3/    1.40     0.13     --       1.53     (0.02)        1.51
                   Financial Services/1/      1.10     0.15     --       1.25     (0.05)        1.20
                   Health Sciences/1/         1.10     0.11     --       1.21     (0.01)        1.20
                   Technology/1/              1.10     0.08     --       1.18      --           1.18
                   Telecommunications/1/      1.10     0.08     --       1.18      --           1.18
                   Multi-Strategy             0.65     0.04     --       0.69      --           0.69
                   Large-Cap Core/2/          0.65     0.04     0.01     0.70      --           0.70
                    (formerly Equity Income)
                   Strategic Value            0.95     0.49     --       1.44     (0.39)        1.05
                   Growth LT                  0.75     0.04     --       0.79      --           0.79
                   Focused 30                 0.95     0.42     --       1.37     (0.32)        1.05
                   Mid-Cap Value/2/           0.85     0.03     0.10     0.98      --           0.98
                   International Value        0.85     0.11     --       0.96      --           0.96
                   Capital Opportunities/1/   0.80     0.06     --       0.86      --           0.86
                   Global Growth/1/           1.10     0.19     --       1.29      --           1.29
                   Equity Index               0.25     0.04     --       0.29      --           0.29
                   Small-Cap Index/2/         0.50     0.13     --       0.63     (0.02)        0.61
                   REIT                       1.10     0.04     --       1.14      --           1.14
                   Inflation Managed/2/       0.60     0.05     --       0.65      --           0.65
                   Managed Bond/2/            0.60     0.05     --       0.65      --           0.65
                   Money Market               0.34     0.04     --       0.38      --           0.38
                   High Yield Bond/2/         0.60     0.05     --       0.65      --           0.65
                   Equity Income/1/           0.95     0.15     --       1.10     (0.05)        1.05
                   Research/1/                1.00     0.12     --       1.12     (0.02)        1.10
                   Aggressive Equity/2/       0.80     0.04     0.02     0.86      --           0.86
                   --------------------------------------------------------------------------------------

                       /1/ Expenses are estimated. There were no actual
                           advisory fees or expenses for these portfolios in 2000 because the portfolios started after December 31, 2000.
                       /2/ Total adjusted net expenses for these portfolios,
                           after deduction of an offset for custodian credits and the 12b-1 recapture were: 1.30% for Emerging Markets Portfolio, 0.98% for Diversified Research Portfolio, 0.69% for Small-Cap Equity Portfolio, 1.60% for I-Net Tollkeeper Portfolio, 0.69% for Large-Cap Core Portfolio, 0.88% for Mid-Cap Value Portfolio, 0.60% for Small-Cap Index Portfolio, 0.62% for Inflation Managed Portfolio, 0.64% for Managed Bond Portfolio, 0.64% for High Yield Bond Portfolio and 0.84% for Aggressive Equity Portfolio.
                       /3/ Effective January 1, 2002, the advisory fee is
                           reduced to the annual rate of 1.40% of average daily net assets.
                       + The fund has a brokerage enhancement 12b-1 plan under which brokerage transactions, subject to best price and execution, may be placed with certain broker-dealers in return for credits, cash or other compensation ("recaptured commissions"). While a portfolio pays the cost of brokerage when it buys or sells a portfolio security, there are no fees or charges to the fund under the plan. Recaptured commissions may be used to promote and market fund shares and the distributor may therefore defray expenses for distribution that it might otherwise incur. The SEC staff requires that the amount of recaptured commissions be shown as an expense in the chart above.

                      ---------------------------------------------------------
                       The Examples section of the Prospectus is replaced with the following:

                       The following table shows the expenses you would pay on each $1,000 you invested if, at the end of each period, you: annuitized your Contract; surrendered your Contract and withdrew the Contract Value, or did not annuitize or surrender, but left the money in your Contract.

                       These examples assume the following:

                       . the Variable Investment Options have an annual return
                         of 5%;

                       . our current program to reimburse to Pacific Select
                         Fund Portfolio expenses in excess of the 0.10% expense cap as described in Pacific Select Fund Annual Expenses will continue for at least 10 years.

                       . Prudential Investments Fund Management LLC's (PIFM)
                         current program to subsidize the Prudential Series Fund expenses as described in The Prudential Series Fund Annual Expenses will continue for at least 10 years. PIFM did this voluntarily, but has not guaranteed that it will continue.

                       These examples do not show past or future expenses. Your actual expenses in any year may be more or less than those shown here.

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Blue Chip
                   without any Rider   87   75  128  274    87  138  173  274   24    75  128  274
                   with Riders         96  102  173  361    96  165  218  361   33   102  173  361
                   ---------------------------------------------------------------------------------
                   Aggressive Growth
                   without any Rider   88   77  131  279    88  140  176  279   25    77  131  279
                   with Riders         97  103  175  365    97  166  220  365   34   103  175  365
                   ---------------------------------------------------------------------------------
                   Emerging Markets
                   without any Rider   90   84  143  303    90  147  188  303   27    84  143  303
                   with Riders         99  110  187  386    99  173  232  386   36   110  187  386
                   ---------------------------------------------------------------------------------
                   Diversified Research
                   without any Rider   87   74  127  271    87  137  172  271   24    74  127  271
                   with Riders         96  101  171  358    96  164  216  358   33   101  171  358
                   ---------------------------------------------------------------------------------
                   Small-Cap Equity
                   without any Rider   84   65  112  242    84  128  157  242   21    65  112  242
                   with Riders         93   93  157  331    93  156  202  331   30    93  157  331
                   ---------------------------------------------------------------------------------
                   International Large-Cap
                   without any Rider   89   80  136  290    89  143  181  290   26    80  136  290
                   with Riders         98  107  181  375    98  170  226  375   35   107  181  375
                   ---------------------------------------------------------------------------------
                   I-Net Tollkeeper
                   without any Rider   92   90  153  323    92  153  198  323   29    90  153  323
                   with Riders        102  120  201  413   102  183  246  413   39   120  201  413
                   ---------------------------------------------------------------------------------
                   Financial Services
                   without any Rider   89   81  138  293    89  144  183  293   26    81  138  293
                   with Riders         98  108  182  378    98  171  227  378   35   108  182  378
                   ---------------------------------------------------------------------------------
                   Health Sciences
                   without any Rider   89   81  138  293    89  144  183  293   26    81  138  293
                   with Riders         98  108  182  378    98  171  227  378   35   108  182  378
                   ---------------------------------------------------------------------------------
                   Technology
                   without any Rider   89   80  137  291    89  143  182  291   26    80  137  291
                   with Riders         98  107  181  376    98  170  226  376   35   107  181  376
                   ---------------------------------------------------------------------------------
                   Telecommunications
                   without any Rider   89   80  137  291    89  143  182  291   26    80  137  291
                   with Riders         98  107  181  376    98  170  226  376   35   107  181  376
                   ---------------------------------------------------------------------------------
                   Multi-Strategy
                   without any Rider   84   65  112  242    84  128  157  242   21    65  112  242
                   with Riders         93   93  157  331    93  156  202  331   30    93  157  331
                   ---------------------------------------------------------------------------------
                   Large-Cap Core (formerly called Equity Income)
                   without any Rider   84   65  112  242    84  128  157  242   21    65  112  242
                   with Riders         93   93  157  331    93  156  202  331   30    93  157  331
                   ---------------------------------------------------------------------------------
                   Strategic Value
                   without any Rider   88   76  130  278    88  139  175  278   25    76  130  278
                   with Riders         97  103  175  364    97  166  220  364   34   103  175  364
                   ---------------------------------------------------------------------------------
                   Growth LT
                   without any Rider   85   68  117  252    85  131  162  252   22    68  117  252
                   with Riders         94   96  162  340    94  159  207  340   31    96  162  340
                   ---------------------------------------------------------------------------------
                   Focused 30
                   without any Rider   88   76  130  278    88  139  175  278   25    76  130  278
                   with Riders         97  103  175  364    97  166  220  364   34   103  175  364
                   ---------------------------------------------------------------------------------
                   Mid-Cap Value
                   without any Rider   88   71  122  261    88  134  167  261   25    71  122  261
                   with Riders         97   98  167  349    97  161  212  349   34    98  167  349
                   ---------------------------------------------------------------------------------
                   International Value
                   without any Rider   87   74  126  269    87  137  171  269   24    74  126  269
                   with Riders         96  101  170  356    96  164  215  356   33   101  170  356
                   ---------------------------------------------------------------------------------
                   Capital Opportunities
                   without any Rider   86   71  121  259    86  134  166  259   23    71  121  259
                   with Riders         95   98  166  347    95  161  211  347   32    98  166  347
                   ---------------------------------------------------------------------------------
                   Mid-Cap Growth
                   without any Rider   87   74  126  269    87  137  171  269   24    74  126  269
                   with Riders         96  101  170  356    96  164  215  356   33   101  170  356
                   ---------------------------------------------------------------------------------

                   ---------------------------------------------------------------------------------
                                                                                Expenses if you did
                                                                                not annuitize or
                                      Expenses if you      Expenses if you      surrender, but left
                                      annuitized           surrendered          the money in your
                                      your Contract ($)    your Contract ($)    Contract ($)
                   ---------------------------------------------------------------------------------
                   Variable Account   1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr 1 yr 3 yr 5 yr 10 yr
                   ---------------------------------------------------------------------------------
                   Global Growth
                   without any Rider   90   83  142  302    90  146  187  302    27   83  142  302
                   with Riders         99  110  186  386    99  173  231  386    36  110  186  386
                   ---------------------------------------------------------------------------------
                   Equity Index
                   without any Rider   80   53   92  199    80  116  137  199    17   53   92  199
                   with Riders         89   81  138  293    89  144  183  293    26   81  138  293
                   ---------------------------------------------------------------------------------
                   Small-Cap Index
                   without any Rider   83   63  108  232    83  126  153  232    20   63  108  232
                   with Riders         92   90  153  323    92  153  198  323    29   90  153  323
                   ---------------------------------------------------------------------------------
                   REIT
                   without any Rider   89   79  135  287    89  142  180  287    26   79  135  287
                   with Riders         98  106  179  372    98  169  224  372    35  106  179  372
                   ---------------------------------------------------------------------------------
                   Inflation Managed (formerly called Government Securities)
                   without any Rider   83   63  109  234    83  126  154  234    20   63  109  234
                   with Riders         93   91  154  324    93  154  199  324    30   91  154  324
                   ---------------------------------------------------------------------------------
                   Managed Bond
                   without any Rider   84   64  110  236    84  127  155  236    21   64  110  236
                   with Riders         93   91  155  326    93  154  200  326    30   91  155  326
                   ---------------------------------------------------------------------------------
                   Money Market
                   without any Rider   81   56   96  209    81  119  141  209    18   56   96  209
                   with Riders         90   83  142  301    90  146  187  301    27   83  142  301
                   ---------------------------------------------------------------------------------
                   High Yield Bond
                   without any Rider   84   64  110  237    84  127  155  237    21   64  110  237
                   with Riders         93   91  155  327    93  154  200  327    30   91  155  327
                   ---------------------------------------------------------------------------------
                   Equity Income
                   without any Rider   88   76  130  278    88  139  175  278    25   76  130  278
                   with Riders         97  103  175  364    97  166  220  364    34  103  175  364
                   ---------------------------------------------------------------------------------
                   Research
                   without any Rider   88   78  133  283    88  141  178  283    25   78  133  283
                   with Riders         97  105  177  369    97  168  222  369    34  105  177  369
                   ---------------------------------------------------------------------------------
                   Equity
                   without any Rider   84   65  112  242    84  128  157  242    21   65  112  242
                   with Riders         93   93  157  331    93  156  202  331    30   93  157  331
                   ---------------------------------------------------------------------------------
                   Aggressive Equity
                   without any Rider   86   70  120  257    86  133  165  257    23   70  120  257
                   with Riders         95   97  165  345    95  160  210  345    32   97  165  345
                   ---------------------------------------------------------------------------------
                   Large-Cap Value
                   without any Rider   86   72  123  263    86  135  168  263    23   72  123  263
                   with Riders         95   99  168  351    95  162  213  351    32   99  168  351
                   ---------------------------------------------------------------------------------
                   Prudential Jennison
                   without any Rider   88   76  130  277    88  139  175  277    25   76  130  277
                   with Riders         97  103  174  363    97  166  219  363    34  103  174  363
                   ---------------------------------------------------------------------------------
                   Value
                   without any Rider   86   70  120  258    86  133  165  258    23   70  120  258
                   with Riders         95   97  165  346    95  160  210  346    32   97  165  346
                   ---------------------------------------------------------------------------------
                   SP Jennison International Growth
                   without any Rider   94   94  159  335    94  157  204  335    31   94  159  335
                   with Riders        103  120  203  416   103  183  248  416    40  120  203  416
                   ---------------------------------------------------------------------------------
                   SP Prudential U.S. Emerging Growth
                   without any Rider   90   84  143  304    90  147  188  303    27   84  143  303
                   with Riders         99  110  187  386    99  173  232  386    36  110  187  386
                   ---------------------------------------------------------------------------------

                       The purpose of the preceding table is to help you understand the various costs and expenses that you may bear directly or indirectly. The table reflects expenses of the Separate Account as well as those of the underlying Portfolios. Premium taxes may also be applicable. For more information on fees and expenses, see THE CONTRACT, CHARGES AND DEDUCTIONS, and Pacific Select Fund Annual Expenses, in the Prospectus and see the Fund's SAI.

                      ---------------------------------------------------------
YOUR INVESTMENT        The chart in the Your Variable Investment Options
OPTIONS is amended.    section is amended to include the following:

PACIFIC SELECT FUND      INVESTMENT GOAL         THE PORTFOLIO'S         PORTFOLIO
PORTFOLIO                                        MAIN INVESTMENTS        MANAGER
Equity Income            Current income.         Equity securities of    Putnam Investment Management, Inc.
                         Capital growth is of    large U.S. companies
                         secondary importance.   with a focus on
                                                 income-producing
                                                 securities believed to
                                                 be undervalued by the
                                                 market.

Research                 Long-term growth of     Equity securities of    Putnam Investment Management, Inc.
                         capital.                large U.S. companies
                                                 with potential for
                                                 capital appreciation.


Equity                   Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                         Current income is of    large U.S. growth-
                         secondary importance.   oriented companies.

Aggressive Equity        Capital appreciation.   Equity securities of    Putnam Investment Management, Inc.
                                                 small and medium-sized
                                                 companies.


                      ---------------------------------------------------------
PURCHASING YOUR        The sub-section Forms of Investment is replaced with
CONTRACT--Making       the following:
Your Investments
("Purchase             Forms of Investment
Payments") is
amended.               Your initial and additional Investments may be sent by
                       personal or bank check or by wire transfer. You may also make additional PAC Investments via electronic funds transfer. All checks must be drawn on U.S. funds.
                       We reserve the right to reject:

                        .  cash;
                        . credit card or checks drawn against a credit card account;
                        . cashier's check, money orders or travelers checks in single denominations of less than $10,000;
                        . cashier's checks, money orders, traveler's checks or personal checks drawn on non-U.S. banks (even if payment may be effected through a U.S. bank);
                        . third party checks when there is not a clear connection of the third party to the underlying transaction; and
                        .  wires that originate from foreign banks.

                       If you make Investments by check other than a cashier's check, your payment of any withdrawal proceeds and any refund during the "Free Look" period may be delayed until your check has cleared.

                      ---------------------------------------------------------
FEDERAL TAX            The sub-section Taxes Payable on Optional Riders is
STATUS--Taxes          replaced with the following:
Payable by Contract
Owners: General        It is our understanding that the charges relating to
Rules is amended.      any optional death benefit rider (SDBR, or PDBR, and/or
                       EEG) are not subject to current taxation and we will not report them as such. However, the IRS may determine that these charges should be treated as partial withdrawals subject to current taxation to the extent of any gain and, if applicable, the 10% tax penalty. We reserve the right to report any optional death benefit rider charges as partial withdrawals if we believe that we would be expected to report them in accordance with IRS regulations.

                       Additionally, as of the date of this Prospectus Supplement, IRS regulations state that Individual Retirement Accounts (IRAs) may not invest in life insurance contracts. However, a Contract that is used as an IRA may provide for a death benefit that equals the greater of the Purchase Payments made and the Contract Value.

                       The Contract offers various optional death benefits riders that, when combined with the Contract, may exceed the death benefit allowable under IRS Regulations. Although, we believe that these regulations do not prohibit the optional death benefit riders from being added to your Contract if it is issued as a Traditional IRA, Roth IRA, or SIMPLE IRA, the law is unclear. It is possible that the IRS may disqualify the Contract if it is issued with an optional death benefit rider, which may result in certain deemed distributions, increases in taxes, or, possibly, tax penalties. You should consult with a qualified tax advisor before deciding to purchase any optional death benefit rider in connection with any IRA Contract.

                      ---------------------------------------------------------
THE GENERAL            The sub-section Fixed Option is amended to include the
ACCOUNT--              following:
Withdrawals and
Transfers is           We currently waive the restrictions that limits
amended.               transfers from the Fixed Option to one transfer within
                       the 30 days after the end of each Contract Anniversary.
                       We also currently waive the limitations on the maximum amount you may transfer from the Fixed Option in any given Contract year. Our current procedure is to process requests for transfers from the Fixed Option that are within the maximum number of allowable transfers among the Investment Options each calendar year; i.e. as of the date of the Prospectus and continuing through December 31, 2001, you may not make more than 15 transfers among Investment Options; and beginning January 1, 2002, transfers are limited to 25 for each calendar year. We reserve the right to discontinue this waiver program at any time.

                       Transfers from the Fixed Option under the DCA program are also currently subject to a minimum duration of six months.

Form No. PUPSUP102

                                    PART II

Part C:  OTHER INFORMATION

     Item 24.  Financial Statements and Exhibits
               ---------------------------------

               (a)  Financial Statements

                    Part A:  None

                    Part B:

                    (1) Registrant's Financial Statements

                    Audited Financial Statements dated as of December 31, 2000 which are incorporated by reference from the 2000 Annual Report include the following for Separate Account A:

                           Statements of Assets and Liabilities
                           Statements of Operations
                           Statements of Changes in Net Assets
                           Notes to Financial Statements

                    (2) Depositor's Financial Statements

                    Audited Consolidated Financial Statements dated as of December 31, 2000 and 1999, and for the three year period ending December 31, 2000, included in Part B include the following for Pacific Life:

                           Independent Auditors' Report
                           Consolidated Statements of Financial Condition Consolidated Statements of Operations
                           Consolidated Statements of Stockholder's Equity Consolidated Statements of Cash Flows
                           Notes to Consolidated Financial Statements

               (b)  Exhibits

                    1.   (a)  Resolution of the Board of Directors of the
                              Depositor authorizing establishment of Separate Account A and Memorandum establishing Separate Account A./1/

                         (b) Memorandum Establishing Two New Variable Accounts--Aggressive Equity and Emerging Markets Portfolios./1/

                         (c) Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws./1/

                 2.   Not applicable

                 3.   (a)  Distribution Agreement between Pacific Mutual Life
                           and Pacific Select Distributors, Inc. (PSD)/1/

                      (b) Form of Selling Agreement between Pacific Mutual Life, PSD and Various Broker-Dealers/1/

                 4.   (a)  Form of Individual Flexible Premium Deferred
                           Variable Annuity Contract (Form PV9808)/1/

                      (b)  Qualified Pension Plan Rider (Form R90-Pen-V)/1/

                      (c)  403(b) Tax-Sheltered Annuity Rider (Form
                           R-403B-9553)/1/

                      (d)  Section 457 Plan Rider (Form R95-457)/1/

                      (e) Individual Retirement Annuity Rider (Form No. 20-13900)/6/

                      (f) Roth Individual Retirement Annuity Rider (Form R-RIR A 198)/1/

                      (g) Simple Individual Retirement Annuity Rider (Form No. 20-13400)/6/

                      (h)  Stepped-Up Death Benefit Rider (Form R9808.SDB)/1/

                      (i)  Premier Death Benefit Rider (Form R9808.PDB)/1/

                      (j)  Guaranteed Income Advantage Rider (Form 23-111499)/3/

                      (k) Guaranteed Earnings Enhancement (GEE) Rider (Form No. 20-14900)/7/

                      (l) Form of Guaranteed Protection Advantage Rider (Form No. 20-16200)

                 5.   (a)  1. Variable Annuity Application for Pacific Value
                              (Form No. 25-12510)/6/

                           2. Form of Variable Annuity Application for Pacific
                              Value for Prudential Securities/9/

                      (b)  Variable Annuity PAC APP/1/

                      (c)  Application/Confirmation Form/4/

                      (d) Form of Guaranteed Earnings Enhancement (GEE) Rider Request Application/7/

                      (e) Form of Guaranteed Protection Advantage Rider Request Form (Form No. 55-16600)
                 6.   (a)  Pacific Life's Articles of Incorporation/1/

                      (b)  By-laws of Pacific Life/1/

                 7.   Not applicable

                 8.   (a)  Pacific Select Fund Participation Agreement/8/

                      (b) Addendum to Pacific Select Fund Participation Agreement (to add the Strategic Value and Focused 30 Portfolios)/8/

                      (c) Addendum to Pacific Select Fund Participation Agreement (to add nine new Portfolios)/8/

                      (d) Form of The Prudential Series Fund, Inc. Participation Agreement/9/

                      (e) Form of Addendum to the Fund Participation Agreement (to add the Equity Income and Research Portfolios)


                 9. Opinion and Consent of legal officer of Pacific Life as to the legality of Contracts being registered./1/

                    10.  Independent Auditors' Consent

                         (a) Pacific Value/8/

                         (b) Pacific Value for Prudential Securities/9/

                    11.  Not applicable

                    12.  Not applicable

                    13.  Performance Calculations

                         (a) Pacific Value/8/

                             (1) With 3% Credit Enhancement

                             (2) With 4% Credit Enhancement

                         (b) Pacific Value for Prudential Securities/9/

                             (1) With 3% Credit Enhancement

                             (2) With 4% Credit Enhancement

                    14.  Not applicable

                    15.  Powers of Attorney/4/

                    16.  Not applicable

Exhibit II-3
------------

/1/ Included in Registrant's Form Type N-4/A, File No. 333-60833, Accession No. 0001017062-98-001683, filed on August 6, 1998 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N-4, File No. 333-60833, Accession No. 0001017062-99-000757, filed on April 29, 1999, and incorporated by reference herein.

/3/ Included in Registrant's Form Type 497, File No. 333-60833, Accession No. 0001017062-99-001498, filed on August 17, 1999, and incorporated by reference herein.

/4/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000578, filed on February 29, 2000, and incorporated by reference herein.

/5/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-000954, filed on April 21, 2000, and incorporated by reference herein.

/6/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-00-002449, filed on December 7, 2000, and incorporated by reference herein.

/7/ Included in Registrant's Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-000458, filed on March 2, 2001, and incorporated by reference herein.

/8/ Included in Registrant's Form N-4/B, File No. 333-60833, Accession No. 0001017062-01-500166, filed on May 1, 2001, and incorporated by reference herein.

/9/ Included in Registrant's Form N-4/A, File No. 333-60833, Accession No. 0001017062-01-500473, filed on June 15, 2001, and incorporated by reference herein.

Item 25.  Directors and Officers of Pacific Life

                                  Positions and Offices
Name and Address                  with Pacific Life

Thomas C. Sutton                  Director, Chairman of the Board, and
                                  Chief Executive Officer

Glenn S. Schafer                  Director and President

Khanh T. Tran                     Director, Executive Vice President and
                                  Chief Financial Officer

David R. Carmichael               Director, Senior Vice President and
                                  General Counsel

Audrey L. Milfs                   Director, Vice President and Corporate
                                  Secretary

Edward R. Byrd                    Vice President and Controller

Brian D. Klemens                  Vice President and Treasurer

Gerald W. Robinson                Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 26. Persons Controlled by or Under Common Control with Pacific Life or Separate Account A

          The following is an explanation of the organization chart of Pacific Life's subsidiaries:

                   PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES
                                   LEGAL STRUCTURE

          Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 99% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Pacific Life is the parent company of Pacific Asset Management LLC (a Delaware Limited Liability Company), Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company), Pacific Select Distributors, Inc., and World-Wide Holdings Limited (a United Kingdom Corporation). Pacific Life also has a 50% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company). A subsidiary of Pacific Mezzanine Associates, L.L.C. is Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Asset Management LLC owns PMRealty Advisors Inc. and Pacific Financial Products Inc. (a Delaware Corporation) and has a non-managing membership interest in Allianz-PacLife Partners LLC ( a Delaware Limited Liability Company), Pacific Financial Products, Inc. and Allianz-PacLife Partners LLC own the Class E units of PIMCO Advisors L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc. include: Associated Financial Group, Inc. along with its subsidiary Associated Securities Corporation; Mutual Service Corporation (a Michigan Corporation), along with its subsidiaries Advisors' Mutual Service Center, Inc. (a Michigan Corporation) and Titan Value Equities Group, Inc.; and United Planners' Group, Inc. (an Arizona Corporation), along with its subsidiary United Planners' Financial Services of America (an Arizona Limited Partnership). Subsidiaries of World-Wide Holdings Limited include: World-Wide Reassurance Company Limited (a United Kingdom Corporation) and World-Wide Reassurance Company (BVI) Limited (a British Virgin Islands Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 27.  Number of Contractholders -- Pacific Value

          Approximately 34,600 Qualified
                        25,174 Non-Qualified

          Number of Contractholders -- Pacific Value for Prudential
                                       Securities

          Approximately      0 Qualified
                             0 Non-Qualified

Item 28.  Indemnification

          (a) The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

               Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

               PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker;
               (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

          (b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

               Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the "Fund") filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

               Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker-Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement,
               (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 29.  Principal Underwriters

          (a) PSD also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Exec Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account B, Pacific Life and Annuity Pacific Select Exec Separate Account, Pacific Life and Annuity Separate Account A, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, and Pacific Select Fund.

          (b) For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

          (c) PSD retains no compensation or net discounts or commissions from the Registrant.

Item 30.  Location of Accounts and Records

               The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 31.  Management Services

          Not applicable

Item 32.  Undertakings

          The registrant hereby undertakes:

          (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

          (b) to include either (1) as a part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, or (3) to deliver a Statement of Additional Information with the Prospectus.

          (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations

     (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. 1P-6-88 (November 28, 1988) with respect to annuity contracts offered as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1)-(4) of this letter have been complied with.

     (b) The Registrant and its Depositor are relying upon Rule 6c-7 of the Investment Company Act of 1940 with respect to annuity contracts offered as funding vehicles to participants in the Texas Optional Retirement Program, and the provisions of Paragraphs (a)-(d) of the Rule have been complied with.

     (c) REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Annuity Contract ("Contract") described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 (a)(1) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and the State of California on this 25th day of October, 2001.

                                  SEPARATE ACCOUNT A
                                       (Registrant)
                                  By:  PACIFIC LIFE INSURANCE COMPANY

                                  By:  ____________________________________
                                       Thomas C. Sutton*
                                       Chairman and Chief Executive Officer

                                  By:  PACIFIC LIFE INSURANCE COMPANY
                                       (Depositor)

                                  By:  ____________________________________
                                       Thomas C. Sutton*
                                       Chairman and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


      Signature                        Title                         Date

_______________________     Director, Chairman of the Board     October 25, 2001
Thomas C. Sutton*           and Chief Executive Officer

_______________________     Director and President              October 25, 2001
Glenn S. Schafer*

_______________________     Director, Executive Vice President  October 25, 2001
Khanh T. Tran*              and Chief Financial Officer

_______________________     Director, Senior Vice President     October 25, 2001
David R. Carmichael*        and General Counsel

_______________________     Director, Vice President and        October 25, 2001
Audrey L. Milfs*            Corporate Secretary

_______________________     Vice President and Controller       October 25, 2001
Edward R. Byrd*

_______________________     Vice President and Treasurer        October 25, 2001
Brian D. Klemens*

_______________________     Executive Vice President            October 25, 2001
Gerald W. Robinson*

     /s/ SHARON A. CHEEVER
*By: _____________________________                              October 25, 2001
     Sharon A. Cheever
     as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 3 of the Registration Statement filed on February 29, 2000 on Form N-4 for Separate Account A, File No. 333-60833, Accession No. 0001017062-00-000578, as Exhibit 15.)